SHARE-BASED COMPENSATION (Details) ¥ in Thousands					1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 01, 2019 $ / shares shares	Jul. 01, 2018 $ / shares shares	Jul. 01, 2017 $ / shares shares	Jul. 01, 2016 $ / shares shares	Jun. 30, 2020 shares	Jun. 30, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) item shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Jul. 31, 2019 shares	Jul. 31, 2017 shares
Maximum
SHARE-BASED COMPENSATION
Vesting period								5 years
Minimum
SHARE-BASED COMPENSATION
Vesting period								4 years
CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Recognized deemed dividend | ¥								¥ 5,312	¥ 15,497	¥ 50,117
Employees | General and administrative expenses
SHARE-BASED COMPENSATION
Recognized compensation expenses | ¥								¥ 14,173	¥ 43,941	¥ 119,998
Directors and employee
SHARE-BASED COMPENSATION
Number of approved grants | item								6
Employee and Non-employee RSUs
Number of Restricted Shares
Outstanding at beginning of the period (in shares)						1,918,446		1,918,446
Granted (in shares)								2,735,700
Vested (in shares)								(1,237,196)
Forfeited (in shares)								(807,006)
Outstanding at end of the period (in shares)								2,609,944	1,918,446
Weighted-Average Grant-Date Fair Value
Unvested at beginning of the period (in dollars per share) | $ / shares						$ 10.96	$ 10.96
Granted (in dollars per share) | $ / shares							2.04
Vested (in dollars per share) | $ / shares							7.82
Forfeited (in dollars per share) | $ / shares							7.07
Unvested at end of the period (in dollars per share) | $ / shares							$ 4.31
The 2015 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee
Number of Restricted Shares
Granted (in shares)				1,298,000
The 2015 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance												3,939,100
Number of authorized shares				4,034,100
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares				$ 7.25
The 2015 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | CreditEase and its consolidated subsidiaries and VIEs
Number of Restricted Shares
Granted (in shares)				2,736,100
The 2015 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | Tranche One | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Approximate percentage of vested shares				59.90%
The 2017 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance												6,060,900
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee
Number of Restricted Shares
Granted (in shares)	43,386	1,600,540	2,816,702
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Number of authorized shares		2,488,540	3,744,782								43,386
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares	$ 6.92	$ 10.61	$ 12.50
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | CreditEase and its consolidated subsidiaries and VIEs
Number of Restricted Shares
Granted (in shares)		888,000	928,080
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | Tranche One | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Approximate percentage of vested shares	20.00%	31.90%	34.10%
The 2020 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance							18,560,000	18,560,000
The 2020 Share Incentive Plan | Employee and Non-employee RSUs
Number of Restricted Shares
Granted (in shares)						2,592,140		143,560
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares						$ 2.07	$ 1.67
The 2020 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee
Number of Restricted Shares
Granted (in shares)					2,089,724			139,912
The 2020 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | CreditEase and its consolidated subsidiaries and VIEs
Number of Restricted Shares
Granted (in shares)					502,416			3,648